The Company You Keep®	New York Life Insurance Company
1 Rockwood Road Sleepy Hollow, NY 10591 Bus: 914-846-3408 E-Mail: Richard_Bowman@newyorklife.com www.newyorklife.com Richard P. Bowman Associate General Counsel

VIA EDGAR

November 15, 2017

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	New York Life Insurance and Annuity Corporation

Variable Annuity Separate Account – III

File Nos. 333-30706 and 811-08904

Commissioners:

On behalf of the above-captioned registrant (“Registrant”), I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, that (i) the form of the Prospectus Supplement that the Registrant would have filed pursuant to Rule 497(c) would not have differed from that filed on October 30, 2017 as part of the Registrant’s most recent post-effective amendment to the registration statement, and (ii) the text of the most recent amendment to the registration statement was filed electronically on October 30, 2017.

If you have any questions regarding the foregoing, please contact the undersigned at (914) 846-3408.

Very truly yours,

/s/ Richard P. Bowman
Richard P. Bowman
Associate General Counsel